Supplement to the
Fidelity® Growth Company Fund
Class K
January 29, 2014
Prospectus

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 14.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

GCF-K-14-01  March 27, 2014
1.900383.104

Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2014
Prospectus

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

FEG-K-14-01  March 27, 2014
1.885715.108